SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

Sit Large Cap Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 97.2%

Consumer Durables - 0.6%
Sony Group Corp., ADR	13,200	1,274,724

Consumer Non-Durables - 2.4%
Constellation Brands, Inc.	7,425	1,913,348
Mondelez International, Inc.	12,850	946,660
NIKE, Inc.	9,050	800,020
PepsiCo, Inc.	10,000	1,700,500

		5,360,528

Consumer Services - 2.6%
McDonald’s Corp.	6,650	2,024,991
Visa, Inc.	13,650	3,753,068

		5,778,059

Electronic Technology - 29.3%
Apple, Inc.	107,900	25,140,700
Applied Materials, Inc.	22,175	4,480,458
Arista Networks, Inc. *	3,750	1,439,325
Broadcom, Inc.	52,500	9,056,250
NVIDIA Corp.	173,100	21,021,264
Palo Alto Networks, Inc. *	9,225	3,153,105
Vertiv Holdings Co.	6,175	614,351

		64,905,453

Energy Minerals - 1.3%
Chevron Corp.	2,100	309,267
ConocoPhillips	24,600	2,589,888

		2,899,155

Finance - 2.3%
Chubb, Ltd.	5,050	1,456,369
Goldman Sachs Group, Inc.	5,150	2,549,817
JPMorgan Chase & Co.	4,900	1,033,214

		5,039,400

Health Services - 3.2%
Centene Corp. *	16,425	1,236,474
UnitedHealth Group, Inc.	10,125	5,919,885

		7,156,359

Health Technology - 6.6%
Abbott Laboratories	15,500	1,767,155
AbbVie, Inc.	2,975	587,503
Dexcom, Inc. *	22,000	1,474,880
Eli Lilly & Co.	5,160	4,571,450
Intuitive Surgical, Inc. *	3,800	1,866,826
Novo Nordisk A/S, ADR	7,600	904,932
Thermo Fisher Scientific, Inc.	5,250	3,247,493
Zimmer Biomet Holdings, Inc.	3,075	331,946

		14,752,185

Industrial Services - 1.1%
Cheniere Energy, Inc.	13,675	2,459,312

Non-Energy Minerals - 0.4%
Trex Co., Inc. *	13,800	918,804

Process Industries - 1.5%
Linde, PLC	2,650	1,263,679

Name of Issuer	Quantity	Fair Value ($)

Sherwin-Williams Co.	5,225	1,994,226

		3,257,905

Producer Manufacturing - 5.3%
BAE Systems, PLC, ADR	15,500	1,028,425
Eaton Corp., PLC	3,300	1,093,752
Emerson Electric Co.	9,800	1,071,826
General Dynamics Corp.	3,550	1,072,810
Honeywell International, Inc.	8,425	1,741,532
Northrop Grumman Corp.	1,875	990,131
Parker-Hannifin Corp.	3,950	2,495,689
Siemens AG, ADR	21,675	2,190,259

		11,684,424

Retail Trade - 9.6%
Amazon.com, Inc. *	63,000	11,738,790
Home Depot, Inc.	8,425	3,413,810
Lululemon Athletica, Inc. *	4,425	1,200,724
Netflix, Inc. *	2,300	1,631,321
TJX Cos., Inc.	18,075	2,124,535
Ulta Beauty, Inc. *	2,800	1,089,536

		21,198,716

Technology Services - 28.5%
Accenture, PLC	10,200	3,605,496
Adobe, Inc. *	6,250	3,236,125
Alphabet, Inc. - Class A	12,500	2,073,125
Alphabet, Inc. - Class C	73,500	12,288,465
Atlassian Corp. *	7,675	1,218,867
Autodesk, Inc. *	6,300	1,735,524
Intuit, Inc.	5,200	3,229,200
Meta Platforms, Inc.	9,725	5,566,979
Microsoft Corp.	55,000	23,666,500
Paycom Software, Inc.	2,500	416,425
salesforce.com, Inc.	15,225	4,167,235
ServiceNow, Inc. *	2,275	2,034,737

		63,238,678

Transportation - 2.0%
FedEx Corp.	7,575	2,073,126
Union Pacific Corp.	9,200	2,267,616

		4,340,742

Utilities - 0.5%
NextEra Energy, Inc.	13,100	1,107,343

Total Common Stocks (cost: $68,046,640)		215,371,787

Short-Term Securities - 3.1%
Fidelity Inst. Money Mkt. Gvt. Fund, 4.87% (cost $6,940,280)	6,940,280	6,940,280

Total Investments in Securities - 100.3% (cost $74,986,920)		222,312,067

Other Assets and Liabilities, net - (0.3)%		(634,539)

Net Assets - 100.0%		$221,677,528

*	Non-income producing security.

SEPTEMBER 30, 2024	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

Sit Large Cap Growth Fund (Continued)

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of September 30, 2024 is as follows:

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Prices ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Common Stocks**	215,371,787	—	—	215,371,787
Short-Term Securities	6,940,280	—	—	6,940,280
Total:	222,312,067	—	—	222,312,067

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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